Note 16 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Voyage And Vessel Operating Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2013	2014	2015
Port charges	18	15	27
Bunkers	125	-	27
Commissions	520	98	316
Total	663	113	370
Vessel Operating Expenses	Year Ended December 31,
	2013	2014	2015
Crew wages and related costs	-	744	3,090
Insurance	47	52	268
Repairs and maintenance	689	106	297
Spares and consumable stores	-	247	1,109
Registration and tonnage taxes (Note 18)	9	(6)	25
Total	745	1,143	4,789